Fair Value Measurements - Fair value hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial assets:
Current derivative assets	$ 12,593	$ 13,019
Non-current derivative assets	6,406	7,229
Recurring | Carrying Value
Financial assets:
Cash and cash equivalents	56,619	63,921
Financial liabilities:
Long-term debt, current and non-current	901,034	963,005
Recurring | Carrying Value | Interest rate swap contracts
Financial assets:
Current derivative assets	12,593	13,019
Non-current derivative assets	6,406	7,229
Recurring | Fair Value
Financial assets:
Cash and cash equivalents	56,619	63,921
Financial liabilities:
Long-term debt, current and non-current	876,875	941,647
Recurring | Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	12,593	13,019
Non-current derivative assets	6,406	7,229
Recurring | Fair Value | Quoted Price in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	56,619	63,921
Recurring | Fair Value | Significant Other Observable Inputs (Level 2)
Financial liabilities:
Long-term debt, current and non-current	876,875	941,647
Recurring | Fair Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial assets:
Current derivative assets	12,593	13,019
Non-current derivative assets	6,406	$ 7,229
Non-Recurring | Carrying Value
Financial liabilities:
Non-current asset: Vessel	55,686
Non-Recurring | Fair Value
Financial liabilities:
Non-current asset: Vessel	55,686
Non-Recurring | Fair Value | Significant Unobservable Inputs (Level 3)
Financial liabilities:
Non-current asset: Vessel	$ 55,686